Cash and Cash Equivalents	12 Months Ended
Jan. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
15	Cash and Cash Equivalents

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Cash on hand	38	44
Cash at bank	90,887	3,747
	90,925	3,791